Change in Carrying Amount of Redeemable Non-controlling Interests (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 323,294	$ 219,694	$ 0
Recognition of redeemable non-controlling interests on June 3, 2011	0	0	170,716
Earnings (loss) attributable to the redeemable non-controlling interests	(6,918)	(41,963)	11,522
Foreign currency translation adjustment	1,373	328	2,866
Accretion to redemption value of redeemable non-controlling interests	33,077	153,984	34,590
Payment of dividend to redeemable non-controlling interests	0	(8,749)	0
Reclassification to redeemable preferred shares	(350,826)	0	0
Ending balance	$ 0	$ 323,294	$ 219,694